Convertible Loans (Details Textual) - USD ($)							3 Months Ended	9 Months Ended
		Dec. 28, 2016	Jun. 14, 2016	Jun. 03, 2016	May 10, 2016	Feb. 16, 2016	Feb. 28, 2017	Feb. 28, 2017	Feb. 29, 2016	May 31, 2016
Convertible Loans (Textual)
Principal amount of loan							$ 388,750	$ 388,750
Original issue discount							3,748	3,748		$ 134,148
Debt discount amortized								$ 296,400
Crown Bridge Partners, LLC [Member]
Convertible Loans (Textual)
Issued date	[1]							Feb. 16, 2016
Principal amount of loan	[1]						$ 40,000	$ 40,000
Interest rate	[1]						8.00%	8.00%
Due date	[1]							Feb. 02, 2017
Auctus Fund, LLC [Member]
Convertible Loans (Textual)
Issued date								May 10, 2016
Principal amount of loan							$ 77,750	$ 77,750
Interest rate							8.00%	8.00%
Due date								Feb. 10, 2017
JSJ Investments Inc. [Member]
Convertible Loans (Textual)
Issued date								Jun. 02, 2016
Principal amount of loan							$ 55,000	$ 55,000
Interest rate							8.00%	8.00%
Due date								Feb. 26, 2017
Black Forest Capital LLC [Member]
Convertible Loans (Textual)
Issued date								Jun. 14, 2016
Principal amount of loan							$ 80,000	$ 80,000
Interest rate							8.00%	8.00%
Due date								Jun. 14, 2017
Crown Bridge Partners, LLC [Member]
Convertible Loans (Textual)
Issued date								Dec. 28, 2016
Principal amount of loan							$ 46,000	$ 46,000
Interest rate							8.00%	8.00%
Due date								Dec. 28, 2017
Convertible Promissory Note [Member] | Crown Bridge Partners, LLC [Member]
Convertible Loans (Textual)
Issued date						Feb. 16, 2016
Principal amount of loan						$ 40,000
Original issue discount						$ 4,000
Interest rate						8.00%
Due date						Feb. 16, 2017
Description of loan accrued interest						The Company had the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest.
Repaid principal amount			$ 40,000
Accrued interest			1,307
Early payment penalty			$ 20,965
Remaining debt discount						$ 2,833
Convertible Promissory Note [Member] | Auctus Fund, LLC [Member]
Convertible Loans (Textual)
Issued date					May 10, 2016
Principal amount of loan					$ 77,750
Original issue discount					$ 6,750
Interest rate					8.00%
Due date					May 10, 2017
Description of loan accrued interest					The conversion rate will be at a discount of 48% of the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days.
Repaid principal amount							$ 77,750	$ 77,750
Accrued interest							605
Remaining debt discount							20,282	20,282
Derivative liability							$ 261,774	261,774
Converted into shares of common stock							43,741,990
Loss on change in fair value of derivative							$ 295,729
Credit to additional paid in capital							467,591
Convertible Promissory Note [Member] | JSJ Investments Inc. [Member]
Convertible Loans (Textual)
Issued date				Jun. 02, 2016
Principal amount of loan				$ 55,000
Original issue discount				$ 2,000
Interest rate				8.00%
Due date				Jun. 02, 2017
Description of loan accrued interest				The conversion rate will be at a discount of 48% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days.
Repaid principal amount							55,000	55,000
Accrued interest							2,395
Remaining debt discount							$ 34,554	34,554
Derivative liability				$ 167,895
Converted into shares of common stock							32,463,378
Loss on change in fair value of derivative							$ 65,510
Credit to additional paid in capital							190,914
Debt discount amortized				55,000
Loan fees				$ 2,000
Convertible Promissory Note [Member] | Black Forest Capital LLC [Member]
Convertible Loans (Textual)
Issued date			Jul. 14, 2016
Principal amount of loan			$ 80,000
Original issue discount			$ 8,000
Interest rate			8.00%
Due date			Jun. 14, 2017
Description of loan accrued interest			The conversion rate will be at a discount of 48% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days.
Accrued interest							3,254
Remaining debt discount							$ 42,959	$ 42,959
Derivative liability			$ 228,110
Converted into shares of common stock							55,208,045
Loss on change in fair value of derivative							$ 203,588
Credit to additional paid in capital							$ 396,470
Debt discount amortized			80,000
Loan fees			$ 2,000
Convertible Promissory Note [Member] | Crown Bridge Partners, LLC [Member]
Convertible Loans (Textual)
Issued date		Dec. 28, 2016
Principal amount of loan		$ 46,000
Original issue discount		$ 4,500
Interest rate		8.00%
Due date		Dec. 28, 2017
Description of loan accrued interest		Crown Bridge Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 45% applied to the lowest trading price for fifteen days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. The Company cannot prepay any amount outstanding after 180.
Debt discount amortized		$ 752

[1]	This Note was repaid in full with cash on July 14, 2016.